RIGHT-OF-USE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets Net
SCHEDULE OF OPERATING LEASE LIABILITIES RIGHT OF USE ASSETS

Right-of-use assets, net for the amount recognized in the consolidated balance sheet in the table below:

	As of December 31,
	2024	2023
	$’000	$’000

Right-of-use assets, net
At cost	776	800

	776	800
Less: Accumulated amortization	(175)	(91)

	601	709

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Operating lease cost:
Operating lease costs	36	36	-
Short-term lease costs	17	17	105

	53	53	105

SCHEDULE OF OPERATING LEASE LIABILITIES RIGHT OF USE ASSETS

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Operating lease cost:
Operating lease costs	36	36	-
Short-term lease costs	17	17	105

	53	53	105

SUPPLEMENTAL CASH FLOW INFORMATION

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Supplemental cash flow information:
Operating cash flows from operating leases	112	111	-
Right-of-use obtained in exchange for new operating lease liabilities	-	800	-

Weighted-average remaining lease term (years):
Operating leases	6.8	7.8	-

SCHEDULE OF OPERATING LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five financial years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three financial years ending December 31:

Financial Year Ended December 31,	Operating and finance lease amount
$’000

2025	876
2026	1,707
Less: interest	(146)

Present value of lease liabilities	2,437

Representing
Current liabilities	811
Non-current liabilities	1,626

2,437